CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 1,942,427	$ 1,866,352	$ 5,779,384	$ 3,595,705
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,375,837	1,357,942	4,146,366	2,615,309
Selling, general and administrative expense	166,787	206,713	552,000	382,614
Depreciation and amortization	141,861	140,636	427,285	175,317
Transaction and integration-related expenses	8,001	149,791	28,970	182,309
Restructuring	6,197	6,162	32,890	6,162
Total costs and expenses	1,698,683	1,861,244	5,187,511	3,361,711
Income from operations	243,744	5,108	591,873	233,994
Interest income	1,434	53	1,727	496
Interest expense	(63,010)	(102,306)	(154,546)	(129,584)
Income/(loss) before provision for income taxes	182,168	(97,145)	439,054	104,906
Benefit arising/(Provision) for income taxes	(21,012)	3,563	(48,552)	(26,718)
Income before share of earnings from equity method investments	161,156	(93,582)	390,502	78,188
Share of losses in equity method investments	(1,002)	(688)	(2,643)	(1,471)
Net income/(loss) attributable to the Group	$ 160,154	$ (94,270)	$ 387,859	$ 76,717
Net income/(loss) per Ordinary Share attributable to the Group (note 13):
Basic (in USD per share)	$ 1.96	$ (1.17)	$ 4.76	$ 1.23
Diluted (in USD per share)	$ 1.94	$ (1.17)	$ 4.70	$ 1.22
Weighted average number of Ordinary Shares outstanding (note 13):
Basic (in shares)	81,582,375	80,771,397	81,481,686	62,264,851
Diluted (in shares)	82,493,211	80,771,397	82,473,521	63,095,857